Related Party Transaction	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Amounts Due From/To Related Parties
19.	RELATED PARTY TRANSACTION

(1)	The table below sets forth the major related parties and their relationship with the Group.

Name of related parties	Relationship with the Group
Shangde Jiaxun	Entity controlled by the Founder and the CEO (Note 1)

(2)	The related party transactions were as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Disposal of a subsidiary to a related party	1,000	—	—

In October 2017, the Group disposed a subsidiary to Shangde Jiaxun with a total consideration of RMB1,000 and a gain of RMB178 was recorded in the Group’s consolidated statement of operations for the year ended December 31, 2017.